 UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22147

POWERSHARES INDIA EXCHANGE-TRADED FUND TRUST

(Exact name of registrant as specified in charter)

301 West Roosevelt Road, Wheaton, IL 60187

(Address of principal executive offices) (Zip code)

Andrew Schlossberg
301 West Roosevelt Road
Wheaton, IL 60187

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-983-0903

Date of fiscal year end: October 31

Date of reporting period: July 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507

ITEM 1. CONSOLIDATED SCHEDULE OF INVESTMENTS.

The consolidated schedule of investments as of July 31, 2011 is set forth below.

PowerShares India Portfolio
July 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks - 99.9%
	India - 99.9%
	Consumer Discretionary - 6.4%
22,321	Bosch, Ltd.	$3,593,888
2,579,843	ITC, Ltd.	12,175,294
627,091	Mahindra & Mahindra, Ltd.	10,233,688
250,642	Tata Motors, Ltd.	5,405,337
		31,408,207

	Consumer Staples - 5.1%
2,779,315	Hindustan Unilever, Ltd.	20,440,764
46,447	Nestle India, Ltd.	4,572,176
		25,012,940

	Energy - 26.5%
225,847	Bharat Petroleum Corp., Ltd.	3,362,917
803,782	Cairn India, Ltd. (a)	5,603,192
1,030,250	Coal India, Ltd.	9,031,882
1,121,671	Essar Oil, Ltd. (a)	2,962,186
516,807	GAIL India, Ltd.	5,426,532
2,022,843	Indian Oil Corp., Ltd.	14,419,451
6,340,193	Oil & Natural Gas Corp., Ltd.	38,630,843
205,770	Oil India, Ltd.	6,127,932
2,330,466	Reliance Industries, Ltd.	43,666,573
		129,231,508

	Financial Services - 11.1%
160,668	Axis Bank, Ltd.	4,875,668
1,792,446	HDFC Bank, Ltd.	19,828,858
824,956	Housing Development Finance Corp.	12,918,523
407,672	ICICI Bank, Ltd.	9,578,770
1,319,312	Infrastructure Development Finance Co., Ltd.	3,767,757
64,691	State Bank of India	3,422,665
		54,392,241

	Health Care - 4.9%
746,909	Cipla, Ltd.	5,188,981
146,099	Dr. Reddy's Laboratories, Ltd.	5,245,546
358,884	Ranbaxy Laboratories, Ltd.	4,385,548
771,881	Sun Pharmaceutical Industries, Ltd.	9,055,933
		23,876,008

	Industrials - 7.7%
165,615	ABB, Ltd.	3,275,572
280,952	Adani Enterprises, Ltd.	3,738,397
184,463	Bharat Heavy Electricals, Ltd.	7,683,662
1,972,321	Jaiprakash Associates, Ltd.	2,981,467
172,058	Larsen & Toubro, Ltd.	6,704,772
346,437	Reliance Infrastructure, Ltd. (a)	4,248,733
223,149	Seimens India, Ltd.	4,662,446
1,260,368	Sterlite Industries India, Ltd.	4,563,451
		37,858,500

	Information Technology - 16.8%
769,300	Infosys Technologies, Ltd.	48,153,062
767,238	Tata Consultancy Services, Ltd.	19,766,058
1,576,721	Wipro, Ltd.	13,947,505
		81,866,625

	Materials - 9.2%
54,719	Asian Paints, Ltd.	3,878,189
3,678,548	Hindustan Zinc, Ltd.	11,862,256
574,000	Jindal Steel & Power, Ltd.	7,641,643
212,404	JSW Steel, Ltd.	3,710,461
1,559,123	NMDC, Ltd.	8,451,865
689,433	Sesa Goa, Ltd.	4,288,089
1,710,253	Steel Authority of India, Ltd.	4,891,966
		44,724,469

	Telecommunication Services - 5.6%
2,265,403	Bharti Airtel, Ltd.	22,405,395
2,078,459	Reliance Communications, Ltd.	4,771,660
		27,177,055

	Utilities - 6.6%
6,146,862	NHPC, Ltd.	3,428,834
4,136,425	NTPC, Ltd.	16,568,165
1,696,579	Power Grid Corp. of India, Ltd.	4,104,193
1,791,003	Reliance Power, Ltd. (a)	4,529,183
126,715	Tata Power Co., Ltd.	3,676,140
		32,306,515

	Total Common Stocks
	(Cost $381,868,577)	487,854,068
Face Value
	Short-Term Instruments - 0.0%
	Time Deposit - 0.0%
$833	Brown Brothers Harriman
	0.03%, 8/01/11 (Cost $833)	833
	Total Investments-99.9%
	(Cost $381,869,410)	487,854,901
	Other assets, less cash and liabilities-0.1%	604,248
	Net Assets-100.0%	$488,459,149

Footnotes to the Consolidated Schedule of Investments:
(a)	Non-income producing security.
(b)
At July 31, 2011, the aggregate cost of investments for Federal income tax purposes was $381,869,410. The net unrealized appreciation was $105,985,491, which consisted of aggregate gross unrealized appreciation of $126,965,764 and aggregate gross unrealized appreciation of $(20,980,273).

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Additional Valuation Information

Generally Accepted Accounting Principles (GAAP) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when the market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 – Prices are determined using unadjusted quoted prices in an active market for identical assets.

Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risks, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of July 31, 2011. The level assigned to the securities valuations may not be an indication of risk of liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the nine months ended July 31, 2011, there were no significant transfers between investment levels.

Category	Level 1	Level 2	Level 3	Total
Equity Securities:
Consumer Discretionary	$31,408,207	$–	$–	$31,408,207
Consumer Staples	25,012,940	–	–	25,012,940
Energy	129,231,508	–	–	129,231,508
Financial Services	54,392,241	–	–	54,392,241
Health Care	23,876,008	–	–	23,876,008
Industrials	37,858,500	–	–	37,858,500
Information Technology	81,866,625	–	–	81,866,625
Materials	44,724,469	–	–	44,724,469
Telecommunication Services	27,177,055	–	–	27,177,055
Utilities	32,306,515	–	–	32,306,515
Time Deposit	–	833	–	833
Total Investments	$487,854,068	$833	$–	$487,854,901

ITEM 2. CONTROLS AND PROCEDURES.

(a)  The registrant’s Chief Executive Officer and Chief Financial Officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) within 90 days of filing date of this report and have concluded that these controls and procedures are effective.

(b)  There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: PowerShares India Exchange-Traded Fund Trust

By: /s/ Andrew Schlossberg
Andrew Schlossberg
President
Date: September 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in capacities and on dates indicated.

By: /s/ Andrew Schlossberg
Andrew Schlossberg
President
Date: September 28, 2011

By: /s/ Sheri Morris
Sheri Morris
Treasurer
Date: September 28, 2011